Cover	Jul. 25, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 25, 2024
Entity File Number	333-267967
Entity Registrant Name	KEEMO FASHION GROUP LIMITED
Entity Central Index Key	0001935033
Entity Tax Identification Number	32-0686375
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	69 Wanke Boyu
Entity Address, Address Line Two	Xili Liuxin 1st Rd
Entity Address, Address Line Three	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518052
City Area Code	(+86)
Local Phone Number	176-1282-2030
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false